Exploration for evaluation of oil&gas resources (Tables)	12 Months Ended
Dec. 31, 2020
Exploration for evaluation of oil&gas resources
Schedule of information about exploration for evaluation of oil&gas resources

(€ million)	2020	2019	2018
Revenues related to exploration activity and evaluation		34	17
Exploration activity and evaluation costs:
- write-off of exploration and evaluation costs	314	214	93
- costs of geological and geophysical studies	196	275	287
Exploration expense for the year	510	489	380
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	888	1,031	1,081
Tangible assets: capitalized exploration and evaluation costs	1,341	1,563	1,267
Total tangible and intangible assets	2,229	2,594	2,348
Provision for decommissioning related to exploration activity and evaluation	93	109	77
Exploration expenditure (net cash used in investing activivties)	283	586	463
Geological and geophysical costs (cash flow from operating activities)	196	275	287
Total exploration effort	479	861	750